Trust Expenses - Additional Information (Detail) (USD $)	12 Months Ended
Dec. 31, 2012
Trust Expense [Line Items]
Sponsor's fee, annualized accrual rate based on adjusted daily net asset value	0.95%
Legal expenses, per year, maximum	$ 100,000